Consolidated Statement of Changes in Stockholders’ Deficit - USD ($)	Ordinary Shares Class B COLOMBIER ACQUISITION CORP. II	Ordinary Shares	Additional Paid-in Capital COLOMBIER ACQUISITION CORP. II	Additional Paid-in Capital	Accumulated Deficit COLOMBIER ACQUISITION CORP. II	Accumulated Deficit	Stock Subscription Receivable	COLOMBIER ACQUISITION CORP. II	Total
Beginning balance at Sep. 26, 2023
Beginning balance (in Shares) at Sep. 26, 2023
Issuance of Ordinary Shares	$ 432		24,568					25,000
Issuance of Ordinary Shares (in Shares)	4,312,500
Sale of 5,000,000 Public Warrants			5,000,000					5,000,000
Fair value of Private Placement Warrants at issuance			776,333					776,333
Allocated value of transaction costs to Public and Private Placement Warrants			(55,393)					(55,393)
Forfeiture of Founder Shares	$ (7)		7
Forfeiture of Founder Shares (in Shares)	(62,500)
Accretion for Class A Ordinary Shares to redemption amount			(5,745,515)		(3,977,632)			(9,723,147)
Net income (Loss)					414,496			414,496
Ending balance at Dec. 31, 2023	$ 425				(3,563,136)			(3,562,711)
Ending balance (in Shares) at Dec. 31, 2023	4,250,000
Accretion for Class A Ordinary Shares to redemption amount					(7,634,717)			(7,634,717)
Net income (Loss)					5,758,466			5,758,466
Ending balance at Dec. 31, 2024	$ 425			$ 100	(5,439,387)	$ (890)	$ (100)	(5,438,962)	$ (890)
Ending balance (in Shares) at Dec. 31, 2024	4,250,000	1,000
Beginning balance at Dec. 29, 2024
Beginning balance (in Shares) at Dec. 29, 2024
Issuance of Ordinary Shares				100			(100)
Issuance of Ordinary Shares (in Shares)		1,000
Net income (Loss)						(890)			(890)
Ending balance at Dec. 31, 2024	$ 425			$ 100	$ (5,439,387)	$ (890)	$ (100)	$ (5,438,962)	$ (890)
Ending balance (in Shares) at Dec. 31, 2024	4,250,000	1,000